S-K 1603(a) SPAC Sponsor	Nov. 05, 2026 USD ($) $ / shares shares
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Toon Acquisition LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]	Our sponsor, officers and directors agreed not to transfer, assign or sell any founder shares until the earlier to occur of (A) one year after the completion of our initial business combination or (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days following our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described in the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Placement Warrants”).
Toon Acquisition LLC [Member] | Common Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Toon Acquisition LLC [Member] | Warrants [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,750,000
Toon Acquisition LLC, Officers, Directors or Advisors, Respective Affiliates [Member] | Common Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 250,000